Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables, gross	R$ 852,514	R$ 703,323
(-) Allowance for doubtful accounts	(100,156)	(71,477)
Trade receivables, net	752,358	631,846
Current	717,373	595,898
Non-current	34,985	35,948
Tuition Fees [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	596,568	488,962
Educational Content [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	44,679	62,194
F I E S [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	139,158	79,712
Educational Credits [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	33,399	26,893
Mobile App Subscription [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	21,484	24,223
Others [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	R$ 17,226	R$ 21,339